Income Taxes - Significant Components of the Net Deferred Tax Asset (Liability) (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Deferred Tax Assets
Securities available-for-sale and financial instruments	$ 3,231	$ 3,992
Federal, state and foreign net operating loss, credit carryforwards and other carryforwards	2,836	2,677
Allowance for credit losses	2,051	1,980
Loans	1,013	1,287
Accrued expenses	838	618
Obligation for operating leases	348	368
Partnerships and other investment assets	271	112
Stock compensation	87	81
Other deferred tax assets, net	370	501
Gross deferred tax assets	11,045	11,616
Deferred Tax Liabilities
Leasing activities	(1,455)	(1,813)
Goodwill and other intangible assets	(1,450)	(1,575)
Mortgage servicing rights	(758)	(815)
Right of use operating leases	(301)	(325)
Pension and postretirement benefits	(115)	(172)
Fixed assets	(44)	(125)
Other deferred tax liabilities, net	(168)	(234)
Gross deferred tax liabilities	(4,291)	(5,059)
Valuation allowance	(364)	(263)
Net Deferred Tax Asset	$ 6,390	$ 6,294